REGULATORY MATTERS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REGULATORY MATTERS [Abstract]
Undivided profits		$ 44,700
Tier 1 capital to average assets [Abstract]
Capital conservation buffer		2.50%	1.875%
Components of regulatory capital [Abstract]
Total shareholders' equity		$ 350,169	$ 338,994	$ 264,933	$ 249,332
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes		(3,786)	(10,108)
Consolidated [Member]
Total capital to risk-weighted assets [Abstract]
Total risk-based capital	[1]	$ 380,454	$ 371,603
Actual, Ratio	[1]	13.74%	14.25%
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 221,562	$ 208,572
Minimum for Adequately Capitalized Institutions, Ratio	[1]	8.00%	8.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	[1]	$ 352,764	$ 345,419
Actual, Ratio	[1]	12.74%	13.25%
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 166,171	$ 156,429
Minimum for Adequately Capitalized Institutions, Ratio	[1]	6.00%	6.00%
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	[1]	$ 314,532	$ 307,255
Actual, Ratio	[1]	11.36%	11.79%
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 124,628	$ 117,322
Minimum for Adequately Capitalized Institutions, Ratio	[1]	4.50%	4.50%
Tier 1 capital to average assets [Abstract]
Tier 1 capital	[1]	$ 352,764	$ 345,419
Actual, Ratio	[1]	10.11%	10.47%
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 139,632	$ 131,930
Minimum for Adequately Capitalized Institutions, Ratio	[1]	4.00%	4.00%
Components of regulatory capital [Abstract]
Total shareholders' equity		$ 350,169	$ 338,994
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes		(2,011)	4,311
Goodwill and other intangibles		(33,626)	(34,715)
Disallowed deferred tax assets		0	(1,335)
Common equity tier 1 capital	[1]	314,532	307,255
Qualifying trust preferred securities		38,232	38,164
Disallowed deferred tax assets		0	0
Tier 1 capital	[1]	352,764	345,419
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets		27,690	26,184
Total risk-based capital	[1]	380,454	371,603
Independent Bank [Member]
Total capital to risk-weighted assets [Abstract]
Total risk-based capital	[1]	$ 358,914	$ 337,227
Actual, Ratio	[1]	12.96%	12.94%
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 221,482	$ 208,456
Minimum for Adequately Capitalized Institutions, Ratio	[1]	8.00%	8.00%
Minimum for Well-Capitalized Institutions, Amount	[1]	$ 276,852	$ 260,569
Minimum for Well-Capitalized Institutions, Ratio	[1]	10.00%	10.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	[1]	$ 331,224	$ 311,043
Actual, Ratio	[1]	11.96%	11.94%
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 166,111	$ 156,342
Minimum for Adequately Capitalized Institutions, Ratio	[1]	6.00%	6.00%
Minimum for Well-Capitalized Institutions, Amount	[1]	$ 221,482	$ 208,456
Minimum for Well-Capitalized Institutions, Ratio	[1]	8.00%	8.00%
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	[1]	$ 331,224	$ 311,043
Actual, Ratio	[1]	11.96%	11.94%
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 124,583	$ 117,256
Minimum for Adequately Capitalized Institutions, Ratio	[1]	4.50%	4.50%
Minimum for Well-Capitalized Institutions, Amount	[1]	$ 179,954	$ 169,370
Minimum for Well-Capitalized Institutions, Ratio	[1]	6.50%	6.50%
Tier 1 capital to average assets [Abstract]
Tier 1 capital	[1]	$ 331,224	$ 311,043
Actual, Ratio	[1]	9.49%	9.44%
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 139,615	$ 131,778
Minimum for Adequately Capitalized Institutions, Ratio	[1]	4.00%	4.00%
Minimum for Well-Capitalized Institutions, Amount	[1]	$ 174,519	$ 164,723
Minimum for Well-Capitalized Institutions, Ratio	[1]	5.00%	5.00%
Components of regulatory capital [Abstract]
Total shareholders' equity		$ 366,861	$ 341,496
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes		(2,011)	4,311
Goodwill and other intangibles		(33,626)	(34,715)
Disallowed deferred tax assets		0	(49)
Common equity tier 1 capital	[1]	331,224	311,043
Qualifying trust preferred securities		0	0
Disallowed deferred tax assets		0	0
Tier 1 capital	[1]	331,224	311,043
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets		27,690	26,184
Total risk-based capital	[1]	$ 358,914	$ 337,227

[1]	These ratios do not reflect a capital conservation buffer of 2.50% and 1.875% at December 31, 2019 and 2018, respectively.